Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 30, 2012

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Laudus Trust (File Nos. 33-21677 and 811-05547)

Laudus Growth Investors US Large-Cap Growth Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Fixed Income Fund

Laudus Mondrian International Equity Fund

Laudus Mondrian Global Equity Fund

Post-Effective Amendment No. 78

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated July 29, 2012, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Catherine MacGregor

Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.